CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Accounts receivable, net of allowance for doubtful accounts	$ 158	$ 1,250
Accrued expenses and other liabilities	25,993	22,695
Income tax payable	4,453	4,209
Deferred revenue	29,563	23,423
Refundable fees	$ 5,245	$ 5,199
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, Authorized	500,000,000	500,000,000
Ordinary shares, Issued	142,406,933	142,752,873
Ordinary Shares, Outstanding	142,406,933	142,752,873
Variable Interest Entity, Primary Beneficiary
Accrued expenses and other liabilities	$ 24,129	$ 21,275
Income tax payable	3,474	3,504
Deferred revenue	29,540	23,319
Refundable fees	$ 5,245	$ 5,199